Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Australia - 2.9%
IT Services - 2.9% (d)
Data#3 Ltd.	38,263	$165,489
Megaport, Ltd. (a)	38,392	421,776
NEXTDC, Ltd. (a)	113,267	1,067,963
Total IT Services		1,655,228

Canada - 4.2%
Software - 4.2% (d)
Open Text Corp.	52,583	2,389,348

Germany - 1.3%
Software - 1.3% (d)
Software AG	18,396	749,261

Israel - 4.7%
Software - 4.7% (d)
Nice, Ltd. (a)	9,909	2,775,241

Japan - 9.2%
IT Services - 8.6% (d)
Hennge KK (a)	3,969	319,811
i3 Systems, Inc. (a)	1,292	71,322
Itochu Techno-Solutions Corp.	59,521	2,124,206
NS Solutions Corp.	23,487	691,497
SCSK Corp.	25,837	1,476,329
TechMatrix Corp.	11,041	229,578
Total IT Services		4,912,743
Software - 0.6% (d)
Cybozu, Inc.	13,084	326,799
Total Japan		5,239,542

Netherlands - 4.5%
Software - 4.5% (d)
Elastic NV - ADR (a)	17,580	2,568,965

Republic of Korea - 0.1%
Diversified Telecommunication Services - 0.1%
KINX, Inc.	1,214	80,240

Singapore - 1.5%
Real Estate Investment Trusts (REITs) - 1.5%
Keppel DC REIT	406,190	863,646

Sweden - 4.2%
Software - 4.2% (d)
Sinch AB (a)	14,660	2,387,622

United Kingdom - 0.8%
Software - 0.8% (d)
Micro Focus International PLC (a)	82,736	479,834

United States - 66.1%
Communications Equipment - 0.3%
Inseego Corp. (a)(b)	10,395	160,811
IT Services - 24.0% (d)
21Vianet Group, Inc. - ADR (a)	32,529	1,128,431
Chinasoft International Ltd.	679,832	758,540
Chindata Group Holdings Ltd. - ADR (a)(b)	91,133	2,183,547
Fastly, Inc. - Class A (a)(b)	11,932	1,042,499
GDS Holdings, Ltd. - ADR (a)(b)	26,372	2,469,473
Grid Dynamics Holdings, Inc. (a)	5,347	67,372
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	54,400	2,369,120
Limelight Networks, Inc. (a)(b)	12,928	51,583
MongoDB, Inc. (a)(b)	6,189	2,222,099
Rackspace Technology, Inc. (a)(b)	21,056	401,327
SUNeVision Holdings Ltd.	582,490	529,711
Switch, Inc. - Class A	25,296	414,096
Unisys Corp. (a)(b)	6,627	130,419
Total IT Services		13,768,217
Software - 34.4% (d)
8x8, Inc. (a)(b)	11,177	385,271
Alteryx, Inc. - Class A (a)	7,000	852,530
Anaplan, Inc. (a)	14,693	1,055,692
Appfolio, Inc. - Class A (a)	3,609	649,764
Appian Corp. (a)(b)	7,364	1,193,631
Blackbaud, Inc.	5,211	299,945
Box, Inc. - Class A (a)	16,457	297,049
Cloudera, Inc. (a)	32,858	457,055
Cloudflare, Inc. - Class A (a)(b)	23,890	1,815,401
CommVault Systems, Inc. (a)	4,955	274,358
Coupa Software, Inc. (a)	5,548	1,880,273
Datadog, Inc. - Class A (a)(b)	18,190	1,790,624
Datto Holding Corp. (a)	16,921	456,867
Domo, Inc. - Class B (a)	3,077	196,220
Dropbox, Inc. - Class A (a)(b)	43,482	964,866
Everbridge, Inc. (a)(b)	3,675	547,832
Jamf Holding Corp. (a)	12,257	366,729
MicroStrategy, Inc. - Class A (a)(b)	974	378,448
nCino, Inc. (a)(b)	9,582	693,833
New Relic, Inc. (a)(b)	6,410	419,214
Nutanix, Inc. - Class A (a)	21,663	690,400
PagerDuty, Inc. (a)(b)	8,361	348,654
Smartsheet, Inc. - Class A (a)	12,679	878,528
SolarWinds Corp. (a)(b)	33,014	493,559
Sumo Logic, Inc. (a)(b)	10,375	296,518
Teradata Corp. (a)(b)	11,490	258,180
Xunlei Ltd. - ADR (a)	16,688	48,228
Zendesk, Inc. (a)	12,266	1,755,510
Total Software		19,745,179
Real Estate Investment Trusts (REITs) - 3.4%
CoreSite Realty Corp.	4,496	563,259
CyrusOne, Inc.	12,660	926,079
QTS Realty Trust, Inc. - Class A (b)	6,774	419,175
Total Real Estate Investment Trusts (REITs)		1,908,513
Technology Hardware, Storage & Peripherals - 4.1%
NetApp, Inc.	23,338	1,545,909
Pure Storage, Inc. - Class A (a)(b)	28,196	637,512
Super Micro Computer, Inc. (a)	5,444	172,357
Total Technology Hardware, Storage & Peripherals		2,355,778
Total United States		37,938,498
TOTAL COMMON STOCKS (Cost $35,707,830)		57,127,425

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.6%
ETFMG Sit Ultra Short ETF	50,000	2,488,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	15,656,830	15,656,830
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $18,144,780)		18,145,080

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	235,426	235,426
TOTAL SHORT-TERM INVESTMENTS (Cost $235,426)		235,426

Total Investments (Cost $54,088,036) - 131.6%		75,507,931
Liabilities in Excess of Other Assets - (31.6)%		(18,147,812)
TOTAL NET ASSETS - 100.0%		$57,360,119

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2020.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020, the Fund had a significant portion of its assets in the Software & IT Services Industries.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$2,489,250	$-	$-	$-	$(1,000)	$2,488,250	$-	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,127,425	$-	$-	$57,127,425
Short Term Investments	235,426	-	-	235,426
ETFMG Sit Ultra Short ETF**	2,488,250	-	-	2,488,250
Investments Purchased with Securities Lending Collateral*	-	-	-	15,656,830
Total Investments in Securities	$59,851,101	$-	$-	$75,507,931

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.